RECEIVABLES - DOLLAR THRIFTY (Details) (USD $) In Thousands, unless otherwise specified										9 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Trade accounts receivable and other	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Trade accounts receivable and other	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc Trade accounts receivable and other	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Vehicle manufacturer receivables	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Vehicle manufacturer receivables	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc Vehicle manufacturer receivables	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Car sales receivable	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Car sales receivable	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc Car sales receivable
Statement
Receivables, gross				$ 130,380	$ 98,200	$ 74,171	$ 85,476	$ 74,403	$ 68,528	$ 41,078	$ 21,510	$ 4,543	$ 3,826	$ 2,287	$ 1,100
Less: Allowance for doubtful accounts	(29,018)	(25,113)	(20,282)	(2,163)	(2,840)	(4,715)
Receivables, net	$ 1,555,520	$ 1,886,596	$ 1,616,382	$ 128,217	$ 95,360	$ 69,456
Period within which receivables are generally received										60 days	60 days